Lease	6 Months Ended
Jun. 30, 2026
Lease [Abstract]
Lease
10.	Lease

Operating leases of the Group are mainly leases of office. The balance for the operating leases where the Group was the lessee are as follows within the Unaudited Interim Condensed Consolidated Balance Sheets:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Right-of-use assets	877	302
Lease liabilities	806	254

The operating lease expenses and short-term lease expenses were recognized in sales and marketing expenses, product development expenses and general and administrative expenses. The following table presents operating lease cost reported in the Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss related to the Group’s leases:

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Operating lease expenses	777	583
Short-term lease expenses	236	613
Total lease expenses	1,013	1,196

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2025 and June 30, 2026 to the present value of its operating lease payments:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Less than 1 year	816	256
Total minimum lease payments	816	256
Less: discounted interest	(10)	(2)
Present value of lease obligations	806	254
Less: current portion	(806)	(254)
Non-current portion of lease obligations	—	—

Other information related to operating leases where the Group is the lessee is as follows:

	As of December 31,	As of June 30,
	2025	2026
Weighted-average remaining lease term (in years)	0.75	0.33
Weighted-average discount rate	3.07%	3.01%

For the six months ended June 30, 2026, the operating lease cost was RMB583, including the amortization expenses of right-of-use assets RMB575 and the interest expenses of lease liabilities RMB8.